Notes to the Statement of Consolidated Cash Flows - Summary of Notes to Statement of Consolidated Cash Flows (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Profit before income tax	¥ 3,856	¥ 8,610	¥ 6,497
Adjustments for:
Depreciation of property, plant and equipment and amortization of other non-currentassets	15,084	13,769	12,345
Amortization of intangible assets	160	143	129
Depreciation of investment properties	26	12	11
Amortization of prepayments for land use rights	43	45	63
Gains on disposal of property, plant and equipment	(267)	(13)	(74)
Gain on disposal of prepayments for land use rights	(210)	(5)	(3)
Gain on disposal of investment in a subsidiary	0	(1,754)
Gain on disposal of investment in an associate	(5)	(12)	(12)
Gain on disposal of available-for-sale investments		(4)	(95)
Dividend income from equity investments at fair value through other comprehensive income	(23)
Dividend income from available-for-sale investments		(33)	(28)
Dividend income from financial asset at fair value through profit or loss	6
Share of results of associates	(170)	(202)	(148)
Share of results of joint ventures	(34)	(49)	(39)
Net foreign exchange (gain)/loss	1,983	(2,378)	3,246
Loss on fair value changes of financial asset at fair value through profit or loss	27
(Gain)/loss on fair value changes of derivative financial instruments	(311)	311	(2)
Impairment charges	318	494	29
Impairment losses on financial assets, net	27	(3)	(10)
Interest income	(110)	(111)	(96)
Interest expense	3,727	3,184	2,641
Operating profit before working capital changes	24,115	22,004	24,464
Changes in working capital
Flight equipment spare parts	(66)	(109)	(202)
Trade and notes receivables	708	(500)	208
Prepayments and other receivables	(2,056)	(753)	(839)
Sales in advance of carriage		(569)	1,836
Contract liabilities	1,051
Restricted bank deposits and short-term bank deposits	35	(8)	(8)
Trade and bills payables	856	1,725	(336)
Other payables and accruals	36	340	1,424
Staff housing allowances	(36)	62	(57)
Other long-term liabilities	(525)	(728)	(883)
Post-retirement benefit obligations	42	(217)	321
Provision for return condition checks for aircraft under operating leases	(113)	(139)	167
Operating lease deposits			59
Cash generated from operations	¥ 24,047	¥ 21,108	¥ 26,154